Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of fair value of derivative financial instruments (Detail) - PEN (S/)
S/ in Thousands
12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Assets	[1]	S/ 108,530	S/ 72,746
Liabilities	[1]	68,814	87,101
Notional amount	[1]	11,256,694	10,736,076
Notional amount		2,018,800	2,334,880
Effective part recognized in other comprehensive income during the year		39,904	(17,180)
Assets		12,348	70,455
Liabilities		138,270	15,187
Derivative financial assets		120,878	143,201
Derivative financial liabilities		207,084	102,288
Notional amount		13,275,494	13,070,956
Forward Exchange Contracts Due Between January 2025 and June 2026 [Member]
Disclosure of financial assets [line items]
Assets	[1]		22,336
Liabilities	[1]		45,012
Notional amount	[1]		S/ 7,092,071
Maturity	[1]		Between January 2025 and June 2026
Forward Exchange Contracts Due Between January2026 And February 2027 [Member]
Disclosure of financial assets [line items]
Assets	[1]	82,297
Liabilities	[1]	34,856
Notional amount	[1]	S/ 7,055,166
Maturity	[1]	Between January 2026 y February 2027
Interest Rate Swaps Between January 2026 And June 2036 [Member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 20,095
Liabilities	[1]	11,332
Notional amount	[1]	S/ 3,418,425
Maturity	[1]	Between January 2026 y June 2036
Cross Swaps Between January 2025 and November 2029 [Member]
Disclosure of financial assets [line items]
Assets	[1]		S/ 11,593
Liabilities	[1]		13,277
Notional amount	[1]		S/ 1,899,348
Maturity	[1]		Between January 2025 and November 2029
Cross Swaps Between January 2026 And December 2030 [Member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 6,138
Liabilities	[1]	22,626
Notional amount	[1]	S/ 781,183
Maturity	[1]	Between January 2026 y December 2030
Interest Rate Swaps Between January 2025 and June 2036 [Member]
Disclosure of financial assets [line items]
Assets	[1]		S/ 38,817
Liabilities	[1]		28,812
Notional amount	[1]		S/ 1,742,139
Maturity	[1]		Between January 2025 and June 2036
Options Between January 2025 and July 2025 [Member]
Disclosure of financial assets [line items]
Notional amount	[1]		S/ 2,518
Maturity	[1]		Between January 2025 and July 2025
Options Between January 2026 and April 2026 [Member]
Disclosure of financial assets [line items]
Notional amount	[1]	S/ 1,920
Maturity	[1]	Between January 2026 y April 2026
Cross Currency Swaps Due October 2026 [member]
Disclosure of financial assets [line items]
Notional amount		S/ 1,008,900	S/ 1,129,200
Effective part recognized in other comprehensive income during the year		S/ 14,700	S/ (6,754)
Maturity		October 2026	October 2026
Hedged instruments		Corporate bonds	Corporate bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding	Bonds, notes and obligations outstanding
Assets			S/ 5,953
Liabilities		S/ 97,344	3,415
Cross Currency Swaps Due October 2027 [member]
Disclosure of financial assets [line items]
Notional amount		505,200	565,500
Effective part recognized in other comprehensive income during the year		S/ 18,225	S/ (10,463)
Maturity		October 2027	October 2027
Hedged instruments		Senior bond	Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding	Bonds, notes and obligations outstanding
Assets		S/ 12,348	S/ 54,218
Cross Currency Swaps Due June 2025 [Member]
Disclosure of financial assets [line items]
Notional amount			188,200
Effective part recognized in other comprehensive income during the year			S/ 1,002
Maturity			June 2025
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents
Assets			S/ 3,168
Cross Currency Swaps Due May 2025 [member]
Disclosure of financial assets [line items]
Notional amount			188,200
Effective part recognized in other comprehensive income during the year			S/ 742
Maturity			May 2025
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents
Liabilities			S/ 404
Cross Currency Swaps Due October 2027 One [member]
Disclosure of financial assets [line items]
Notional amount		168,150	75,400
Effective part recognized in other comprehensive income during the year		S/ (44)	S/ (1,418)
Maturity		October 2027	October 2027
Hedged instruments		Due to banks	Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents	Bonds, notes and obligations outstanding
Liabilities		S/ 7,403	S/ 5,518
Cross Currency Swaps Due October 2027 Two [member]
Disclosure of financial assets [line items]
Notional amount		67,360	75,400
Effective part recognized in other comprehensive income during the year		S/ 2,669	S/ (1,537)
Maturity		October 2027	October 2027
Hedged instruments		Senior bond	Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding	Bonds, notes and obligations outstanding
Liabilities		S/ 10,852	S/ 5,433
Cross Currency Swaps Due February 2025 [member]
Disclosure of financial assets [line items]
Notional amount			75,280
Effective part recognized in other comprehensive income during the year			S/ 588
Maturity			February 2025
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents
Assets			S/ 7,116
Cross Currency Swaps Due October 2027 Three [Member]
Disclosure of financial assets [line items]
Notional amount		67,360	37,700
Effective part recognized in other comprehensive income during the year		S/ 2,545	S/ (433)
Maturity		October 2027	October 2027
Hedged instruments		Senior bond	Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding	Bonds, notes and obligations outstanding
Liabilities		S/ 10,892	S/ 417
Cross Currency Swaps Due October 2027 Four [Member]
Disclosure of financial assets [line items]
Notional amount		33,680
Effective part recognized in other comprehensive income during the year		S/ 829
Maturity		October 2027
Hedged instruments		Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding
Liabilities		S/ 3,601
Cross Currency Swaps Due October 2027 Five [Member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year		S/ 596
Maturity		October 2027
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Cross Currency Swaps Due September 2027 [Member]
Disclosure of financial assets [line items]
Notional amount		S/ 168,150
Effective part recognized in other comprehensive income during the year		S/ (141)
Maturity		September 2027
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 8,178
Cross Currency Swaps [member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year		S/ 492	S/ 218
Hedged instruments		Due to banks	Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents	Due to banks and correspondents
Cross Currency Swaps One [Member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year		S/ 33	S/ 632
Hedged instruments		Due to banks	Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents	Due to banks and correspondents
Cross Currency Swaps Two [Member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year			S/ 243
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents

[1]	During the years 2025, 2024 and 2023, the Group recognized net gains for S/58,127,000, net losses for S/13,793,000 and net gains for S/68,315,000 , respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net gain from financial assets at fair value through profit or loss” in the consolidated statement of income.